UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock S&P 500 Index Fund

BlackRock Small Cap Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2012 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Index Funds, Inc.

Date:	August 27, 2012